UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 FMC Select Fund
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-362-4099

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                    DATE OF REPORTING PERIOD: APRIL 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

================================================================================









                                 FMC SELECT FUND

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2003












ADVISED BY:
FIRST MANHATTAN CO.

================================================================================

MANAGER'S DISCUSSION OF FUND PERFORMANCE

Dear Shareholder:

The FMC Select Fund (the "Fund") had a total return of 2.94% for the six months ended April 30, 2003. The Fund returned less than the 3.88% average total return of its peer group, the Lipper Flexible Fund Universe, and the 4.56% total return of its benchmark, which is an 80% weighting of the S&P 500 Index and a 20% weighting of the Merrill Lynch Corporate & Government Index of one to ten year maturities. A more dramatic comparison shows that since the bursting of the Internet Bubble in March 2000, the Fund has appreciated by more than 30%, while the S&P 500 has lost roughly 40% of its value. (If another "bubble" emerges within one or more major market sectors, we will probably underperform the broader indices, as we did in 1999.) As of April 30, 2003, 75% of the Fund's assets were invested in equities (81% including convertible securities), within the targeted equity allocation of 75-85%. The remaining assets were in medium term, fixed income instruments and cash equivalents.

As value investors, we examine many measurements to determine the value of the businesses that we analyze and own. "Earnings yield," which measures how much net income a business generates relative to its price, is one of our preferred measurements. We find it useful to compare this measurement to both the earnings yield available on the S&P Industrials and the yield available from the 30-year U.S. Treasury. As of April 30, 2003, the equity portion of the portfolio had an earnings yield of 4.5%, a 25% premium to the 3.6% earnings yield of the S&P Industrials Index. The portfolio's earnings yield was below the 4.8% yield available on the 30-year U.S. Treasury. However, while the interest coupon paid on the 30-year U.S. Treasury will not grow, and the S&P Industrials Index's earnings are estimated to grow 40% over the next five years, the portfolio's earnings are estimated to increase by 65% over the next five years, which would increase the earnings yield at that time to 7.4% based on current prices.

The table below compares a weighted average of key measures of the equity portion of the Fund with the S&P Industrials Index. It shows that the Fund is invested in profitable businesses with above-average fundamentals that are selling at attractive valuations compared to the S&P Industrials Index.

--------------------------------------------------------------------------------
                                FMC SELECT FUND            S&P INDUSTRIALS INDEX
                               ------------------          ---------------------
QUALITY
--------
Return-on-Equity (ROE) [1]              29%                        14%
Period Needed to Retire
   Debt from Free Cash Flow [2]       2 Years                    9 Years
Estimated Annual EPS Growth
   for 2003-2008                       11.0%                      7.0%
VALUATION
---------
2003 Estimated Price/Earnings          16.5X                      18.7X
--------------------------------------------------------------------------------

[1] ROE is based on net income for the trailing four quarters ended 3/31/03 and the average shareholders' equity over that period. ROE provides insight into both the quality of the business and the quality of management in its use of the shareholders' resources. Given the portfolio's heavy skewing towards businesses with franchises we think are significantly less dependent on the business cycle than those in the S&P, it is anticipated that the portfolio's "ROE advantage" relative to the S&P would expand in a recession.

[2] Free cash flow is defined for this purpose as net income plus depreciation and amortization minus capital expenditures. We have intentionally omitted dividends from this calculation to separate dividend policy, a financial decision, from the enterprises' underlying economics, i.e., the cash generated from operations. We believe that careful analysis of both working capital and free cash flow is often more valuable than reported net income in evaluating the fundamentals of a business.

Since we last reported to you, the Fund established a position in McCormick & Co. (MKC), the world's leading spice and seasonings company. MKC has consistently earned a high return on equity, currently at over 30%, and is a strong free cash flow generator, converting over 80% of current net income into free cash flow. MKC has two-thirds of the U.S. spice and seasonings market and over 25% of the fragmented global market. We expect MKC's market share to increase further, given that it spends more globally on R&D than the rest of the industry combined and has long-term supply arrangements with almost all of the major food manufacturers and restaurant chains that are gaining share in their respective areas.

MKC is the beneficiary of three powerful demographic trends: the trend in developed economies towards a more diverse, multi-ethnic (e.g., Hispanic, South Asian), spice-intensive cuisine; the increased use of spices by food manufacturers and restaurants to sensitize the increasingly less sensitive taste buds of an aging populace; and greater use of seasonings by increasingly time-constrained homemakers to replicate the taste of a laboriously prepared "home-cooked meal" in a convenient, microwavable format.

MKC's management has demonstrated strength in both operations and capital allocation. Restructuring programs, which commenced in 1998, have added over 600 basis points to gross profit margins, with further margin improvement expected through 2005. From 1995-2000, management shrunk shares outstanding by 15% and subsequently has directed most free cash flow after dividends to accretive acquisitions.

We were able to purchase MKC at 15X estimated calendar 2003 EPS and a 6% free cash flow yield. It has been gratifying to initiate investments in MKC and several other consumer packaged goods businesses, after being unable to do so for several years because of valuation concerns. We have a historic affinity towards these businesses, given the annuity-like characteristics of many brand franchises.

We continue to work hard analyzing the Fund's existing and prospective investments. Thank you for your continued confidence.

Sincerely yours,


/S/Bernard Groveman       /S/William McElroy            /S/A. Byron Nimocks
-------------------       ------------------            -------------------


Bernard Groveman          William McElroy               A. Byron Nimocks
Equity Manager            Fixed Income Manager          Equity Manager

                                   Total Return(1)

                                                                   Annualized
Six Month Return  One Year Return   Annualized      Annualized     Inception
                                   3 Year Return   5 Year Return    to Date(2)
  2.94%               -9.91%           6.81%           6.86%          14.30%



[Graphic Omitted]
Plot Points Follow:
        Comparison of Change in the Value of a $10,000 Investment in the
         FMC Select Fund versus the S&P 500 Composite Index, the Merrill
          Lynch 1-10 Year Corporate/Government Bond Index, and an 80/20
                Blend of the Referenced S&P and Merrill Indices.\

                                            Merrill Lynch            80/20 Blend
                                              1-10 Year             of the Above
                                S&P 500      Corporate/     FMC       S&P and
                     FMC       Composite     Government    Select     Merrill
                  Select Fund    Index       Bond Index    Fund       Indices
   5/31/95          10,000       10,000       10,000      10,000       10,000
   10/31/95         10,844       11,005       10,353      10,844       10,875
   10/31/96         13,445       13,654       10,948      13,445       13,077
   10/31/97         17,547       18,038       11,781      17,547       16,613
   10/30/98         19,268       22,006       12,864      19,268       19,900
   10/31/99         22,771       27,655       12,981      22,771       23,970
   10/31/00         25,479       29,339       13,827      25,479       25,494
   10/31/01         27,346       22,033       15,796      27,346       20,905
   10/31/02         27,677       18,704       16,735      27,677       18,639
   10/31/03         28,491       19,542       17,436      28,491       19,489



(1) The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, the Fund shares may be worth less than their original cost. The Fund's performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2) The FMC Select Fund commenced operations on May 8, 1995. The performance reflected in the graph begins at the end of the month operations commenced.

                            Portfolio Composition(3)
[Graphic Omitted]
Plot Points Follow:

Warrants                                         0.0%
Utilities                                        0.4%
Other Asset Backed Obligations                   0.7%
Equipment Trust Obligations                      1.0%
Telephone & Telecommunications                   1.3%
Commercial Mortgage Obligations                  1.4%
Insurance                                        2.5%
U.S. Government Agency Obligations               3.1%
Energy Services                                  3.2%
Medical Products & Services                      3.5%
Diversified Operations                           3.8%
Professional Services                            4.6%
U.S. Treasury Obligations                        4.8%
Retail                                           5.5%
Pharmaceuticals                                  5.5%
Consumer Products                                5.8%
Convertible Bonds                                5.8%
Information Services                             5.9%
Food, Beverage & Tobaco                          6.5%
Corporate Obligations                            7.4%
Health Care                                      7.7%
Media                                            9.4%
Banks                                            10.5%

 (3) Portfolio composition percentages are based upon the total investments of the Fund.

STATEMENT OF NET ASSETS                                         FMC SELECT FUND
April 30, 2003                                                       (Unaudited)

                                                                        Market
                                                                        Value
                                                         Shares         (000)
--------------------------------------------------------------------------------
COMMON STOCK (75.4%)
BANKS (10.4%)
   Bay View Capital* ................................    768,500      $  4,403
   Compass Bancshares ...............................     19,050           642
   HSBC* ............................................     39,312         2,150
   North Fork Bancorporation ........................    141,700         4,585
   TF Financial .....................................     32,000           813
   US Bancorp .......................................     65,000         1,440
   Washington Mutual ................................    110,396         4,361
                                                                      --------
                                                                        18,394
                                                                      --------
CONSUMER PRODUCTS (5.8%)
   Kimberly-Clark ...................................     93,600         4,658
   Reckitt Benckiser ................................    310,800         5,483
                                                                      --------
                                                                        10,141
                                                                      --------
DIVERSIFIED OPERATIONS (3.8%)
   Berkshire Hathaway, Cl A* ........................         41         2,862
   Berkshire Hathaway, Cl B* ........................      1,631         3,804
                                                                      --------
                                                                         6,666
                                                                      --------
ENERGY SERVICES (3.2%)
   Nabors Industries* ...............................    144,500         5,664
                                                                      --------
FOOD, BEVERAGE & TOBACCO (6.5%)
   Del Monte Foods* .................................    498,600         3,964
   McCormick ........................................    176,300         4,370
   Nestle ...........................................     60,000         3,058
                                                                      --------
                                                                        11,392
                                                                      --------
HEALTH CARE (7.7%)
   Abbott Laboratories ..............................    104,100         4,230
   Baxter International .............................     85,000         1,955
   C.R. Bard ........................................     77,800         4,931
   IMS Health .......................................    153,667         2,366
                                                                      --------
                                                                        13,482
                                                                      --------
INFORMATION SERVICES (5.9%)
   Amdocs* ..........................................    237,500         4,195
   First Data .......................................    156,850         6,153
                                                                      --------
                                                                        10,348
                                                                      --------
INSURANCE (2.2%)
   Argonaut Group ...................................     20,100           203
   Phoenix ..........................................    260,000         2,054
   UnumProvident ....................................    138,700         1,595
                                                                      --------
                                                                         3,852
                                                                      --------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                         FMC SELECT FUND
April 30, 2003                                                       (Unaudited)

                                                         Shares/        Market
                                                       Face Amount      Value
                                                          (000)         (000)
--------------------------------------------------------------------------------
MEDIA (9.3%)
   Gannett ..........................................     48,300      $  3,657
   Harte-Hanks ......................................    296,550         5,338
   Liberty Media, Cl A* .............................    386,672         4,253
   Scholastic* ......................................    113,400         3,222
                                                                      --------
                                                                        16,470
                                                                      --------
MEDICAL PRODUCTS & SERVICES (3.5%)
   HCA ..............................................    191,400         6,144
                                                                      --------
PHARMACEUTICALS (5.5%)
   Pfizer ...........................................    314,740         9,678
                                                                      --------
PROFESSIONAL SERVICES (4.6%)
   Gartner, Cl B* ...................................    255,862         2,006
   ITT Educational Services* ........................    204,000         6,018
                                                                      --------
                                                                         8,024
                                                                      --------
RETAIL (5.5%)
   CVS ..............................................    179,200         4,338
   Dollar General ...................................    292,693         4,256
   Intertan* ........................................    177,000         1,069
                                                                      --------
                                                                         9,663
                                                                      --------
TELEPHONES & TELECOMMUNICATIONS (1.2%)
   US Cellular* .....................................     91,800         2,208
                                                                      --------
UTILITIES (0.3%)
   Florida Public Utilities .........................     40,533           600
                                                                      --------
TOTAL COMMON STOCK
   (Cost $113,073)                                                     132,726
                                                                      --------
CONVERTIBLE BONDS (5.7%)
   Analog Devices, CV to 7.7056
    Shares per 1,000
     4.750%, 10/01/05 ...............................     $1,000         1,013
   General Semiconductor, CV to 64.3087
    Shares per 1,000
     5.750%, 12/15/06 ...............................      5,338         5,418
   Interim Services, CV to 26.8052
    Shares per 1,000
     4.500%, 06/01/05 ...............................      4,088         3,643
                                                                      --------
TOTAL CONVERTIBLE BONDS
   (Cost $9,425) ....................................                   10,074
                                                                      --------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                         FMC SELECT FUND
April 30, 2003                                                       (Unaudited)

                                                         Shares/        Market
                                                       Face Amount      Value
                                                          (000)         (000)
--------------------------------------------------------------------------------
WARRANT (0.0%)
   Washington Mutual*(A) ............................     70,900      $     10
                                                                      --------
TOTAL WARRANT
   (Cost $0)                                                                10
                                                                      --------
COMMERCIAL MORTGAGE OBLIGATIONS (1.4%)
   Bear Stearns Commercial Mortgage Securities,
    Cl A1, Ser 2001-Top 2
     6.080%, 09/15/10 ...............................       $467           510
   Countrywide Home Loans
     5.000%, 01/25/18 ...............................        322           319
   LB Commercial Conduit Mortgage, Cl B,
    Ser 1995-C2
     7.733%, 09/25/25 ...............................        555           555
   Morgan Stanley Dean Witter Capital 1,
    Ser 2001-Top-1, Cl A2
     6.320%, 09/15/09 ...............................        462           508
   Secured Finance
     9.050%, 12/15/04 ...............................        446           492
                                                                      --------
TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
   (Cost $2,318) ....................................                    2,384
                                                                      --------
CORPORATE OBLIGATIONS (7.4%)
   Alcoa
     7.250%, 08/01/05 ...............................        500           555
   Aramark Services
     8.150%, 05/01/05 ...............................        135           146
     7.000%, 07/15/06 ...............................        160           172
   Archstone-Smith Trust
     7.250%, 08/15/09 ...............................        454           481
   BellSouth Savings ESOT, MTN, Ser A
     9.190%, 07/01/03 ...............................         22            23
   Block Financial
     6.750%, 11/01/04 ...............................        615           654
   ChevronTexaco
     8.110%, 12/01/04 ...............................        384           409
   Colgate-Palmolive, MTN, Ser D
     7.840%, 05/15/07 ...............................        235           274
   Dow Chemical, Ser 92-A2
     8.040%, 07/02/05 ...............................        373           391
   Eastman Kodak
     9.750%, 10/01/04 ...............................        300           326
   Evans Withycombe Residential
     7.500%, 04/15/04 ...............................        273           285
   Ford Motor Credit
     6.875%, 02/01/06 ...............................        800           828

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                         FMC SELECT FUND
April 30, 2003                                                       (Unaudited)

                                                          Face         Market
                                                         Amount         Value
                                                          (000)         (000)
--------------------------------------------------------------------------------
   Geico
     7.500%, 04/15/05 ...............................     $  200      $    221
   General Electric Capital
     8.850%, 04/01/05 ...............................        250           282
   General Motors, Ser 91-A2
     8.950%, 07/02/09 ...............................        242           266
   GTE
     6.460%, 04/15/08 ...............................        600           680
   Harleysville Group
     6.750%, 11/15/03 ...............................        900           925
   HRPT Properties Trust
     6.500%, 01/15/13 ...............................        500           531
   Keystone Financial, MTN
     7.300%, 05/15/04 ...............................        750           794
   May Department Stores
     9.750%, 02/15/21 ...............................        374           487
   McCormick, MTN, Ser A
     6.240%, 02/01/06 ...............................        250           273
   Ralcorp Holdings
     8.750%, 09/15/04 ...............................        875           950
   Ryder System, Ser O
     6.500%, 05/15/05 ...............................        250           268
   Simon Property Group
     6.875%, 11/15/06 ...............................        400           444
   Stanley Works
     5.750%, 03/01/04 ...............................        330           342
   Union Pacific
     7.600%, 05/01/05 ...............................        250           275
   UST
     7.250%, 06/01/09 ...............................        500           579
   Waddell & Reed Financial
     7.500%, 01/18/06 ...............................        255           277
   Wilmington Trust
     6.625%, 05/01/08 ...............................        755           859
                                                                      --------
TOTAL CORPORATE OBLIGATIONS
   (Cost $12,311) ...................................                   12,997
                                                                      --------
EQUIPMENT TRUST OBLIGATIONS (1.0%)
   Continental Airlines, Ser 02-1
     6.563%, 02/15/12 ...............................        900           947
   Continental Airlines, Ser 98-3
     6.320%, 11/01/08 ...............................        100            85
   Union Tank Car, MTN, Ser A
     6.630%, 10/03/04 ...............................        410           437

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                         FMC SELECT FUND
April 30, 2003                                                       (Unaudited)

                                                          Face          Market
                                                         Amount         Value
                                                          (000)         (000)
--------------------------------------------------------------------------------
   Union Tank Car, Ser 95-A
     6.580%, 01/02/05 ...............................     $  322      $    337
                                                                      --------
TOTAL EQUIPMENT TRUST OBLIGATIONS
   (Cost $1,747)                                                         1,806
                                                                      --------
OTHER ASSET-BACKED OBLIGATIONS (0.7%)
   Citibank Credit Card Master Trust I,
    Cl A, Ser 2
     6.050%, 01/15/10 ...............................        480           536
   Union Financial Services, Taxable
    Student Loan, Cl 1998-A, Ser A8
     5.500%, 09/01/05 ...............................        380           390
   Union Financial Services, Taxable
    Student Loan, Cl 1998-A, Ser A9
     5.730%, 12/01/05 ...............................        290           309
                                                                      --------
TOTAL OTHER ASSET-BACKED OBLIGATIONS
   (Cost $1,108) ....................................                    1,235
                                                                      --------
U.S. TREASURY OBLIGATIONS (4.8%)
   U.S. Treasury Notes
     5.875%, 11/15/04 ...............................      4,000         4,276
     5.250%, 05/15/04 ...............................      1,000         1,042
   U.S. Treasury Bills (B)
     1.130%, 08/21/03 ...............................        255           254
     1.100%, 09/25/03 ...............................      1,795         1,787
     1.100%, 10/23/03 ...............................      1,114         1,108
                                                                      --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $8,257) ....................................                    8,467
                                                                      --------
U.S. GOVERNMENT AGENCY OBLIGATIONS (3.0%)
   Export Funding Trust, Cl A, Ser A
     7.890%, 02/15/05 ...............................        100           105
   Federal Home Loan Mortgage Corporation
     4.750%, 10/11/12 ...............................        500           507
   Federal National Mortgage Association
     5.500%, 01/01/09 ...............................        279           289
     4.000%, 03/25/33 ...............................        347           350
   Financial Assistance, Ser A-03
     9.375%, 07/21/03 ...............................        200           204
   Government National Mortgage Association
     6.000%, 09/20/20 ...............................      1,000         1,055
     3.600%, 01/20/29 ...............................        298           304
   Government Trust Certificate, Ser 95-A
     8.010%, 03/01/07 ...............................        125           139

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                         FMC SELECT FUND
April 30, 2003                                                       (Unaudited)

                                                           Face        Market
                                                          Amount       Value
                                                          (000)         (000)
--------------------------------------------------------------------------------
   Guaranteed Export Trust , Cl A, Ser A
     6.280%, 06/15/04 ...............................     $  106      $    109
   Guaranteed Export Trust , Cl A, Ser B
     7.460%, 12/15/05 ...............................        130           139
   Guaranteed Trade Trust, Cl A, Ser A
     7.020%, 09/01/04 ...............................         38            39
   Housing and Urban Development, Ser 99-A
     5.750%, 08/01/06 ...............................        265           293
   NIH Neuroscience Center, Ser B
     6.680%, 02/15/09 ...............................        680           761
   Private Export Funding, Ser G
     6.670%, 09/15/09 ...............................        225           265
   Small Business Administration, Ser 96-D
     6.150%, 04/01/18 ...............................        254           279
   Small Business Administration, Ser 96-F
     6.500%, 11/01/06 ...............................        110           115
   Small Business Administration, Ser 97-L
     6.550%, 12/01/17 ...............................        326           362
                                                                      --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $5,066) ....................................                    5,315
                                                                      --------
TOTAL INVESTMENTS (99.4%)
   (Cost $153,305) ..................................                  175,014
                                                                      --------
OTHER ASSETS AND LIABILITIES (0.6%)
   Investment Advisory Fees Payable .................                     (112)
   Administrative Fees Payable ......................                      (21)
   Other Assets and Liabilities, Net ................                    1,178
                                                                      --------
TOTAL OTHER ASSETS AND LIABILITIES ..................                    1,045
                                                                      --------
TOTAL NET ASSETS ....................................                 $176,059
                                                                      ========


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                         FMC SELECT FUND
April 30, 2003                                                       (Unaudited)

                                                                        Value
                                                                        (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares (unlimited authorization --
     no par value) based on 10,191,093
     outstanding shares of beneficial interest ......                 $154,619
   Undistributed net investment income ..............                      266
   Accumulated net realized loss on investments .....                     (535)
   Net unrealized appreciation on investments .......                   21,709
                                                                      --------
TOTAL NET ASSETS (100.0%) ...........................                 $176,059
                                                                      ========
   Net Asset Value, Offering and Redemption
      Price Per Share................................                   $17.28
                                                                        ======

  * NON-INCOME PRODUCING SECURITY.
(A) THIS WARRANT REPRESENTS A POTENTIAL DISTRIBUTION SETTLEMENT IN A LEGAL CLAIM AND HAS NO STRIKE PRICE OR EXPIRATION DATE.
(B) RATE SHOWN IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
CL --  CLASS
CV --  CONVERTIBLE  SECURITY
ESOT -- EMPLOYEE STOCK OWNERSHIP TRUST
MTN -- MEDIUM TERM NOTE
SER -- SERIES

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                                    FMC SELECT FUND
For the six month period ended April 30, 2003                        (Unaudited)

--------------------------------------------------------------------------------
Investment Income:
   Interest Income ..........................................   $1,292
   Dividend Income (less foreign withholding taxes of $11) ..      796
--------------------------------------------------------------------------------
     Total Investment Income.................................    2,088
--------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees .................................      658
   Administrative Fees ......................................      123
   Transfer Agent Fees ......................................       25
   Professional Fees ........................................       18
   Printing Fees ............................................        8
   Registration and Filing Fees .............................        6
   Custodian Fees ...........................................        5
   Trustee Fees .............................................        4
   Insurance and Other Fees .................................        4
--------------------------------------------------------------------------------
     Total Expenses..........................................      851
--------------------------------------------------------------------------------
       Net Investment Income ................................    1,237
--------------------------------------------------------------------------------
   Net Realized Loss on Investments .........................     (536)
   Net Change in Unrealized Appreciation on Investments .....    4,374
--------------------------------------------------------------------------------
     Net Realized and Unrealized Gain on Investments ........    3,838
--------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations......   $5,075
================================================================================
    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)                         FMC SELECT FUND

For the six month period ended April 30, 2003                        (Unaudited)
and the year ended October 31, 2002

                                                          11/01/02    11/01/01
                                                         TO 04/30/03 TO 10/31/02
--------------------------------------------------------------------------------
Operations:
   Net Investment Income.............................        $ 1,237    $ 2,008
   Net Realized Gain (Loss) on Investments ..........           (536)     2,506
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments...................          4,374     (5,344)
--------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets
        Resulting from Operations....................          5,075       (830)
--------------------------------------------------------------------------------
Distributions:
   Net Investment Income ............................         (1,198)    (1,915)
   Net Realized Gain.................................         (2,504)    (5,794)
--------------------------------------------------------------------------------
     Total Distributions ............................         (3,702)    (7,709)
--------------------------------------------------------------------------------
Capital Share Transactions:
   Issued ...........................................         16,811     46,098
   In Lieu of Cash Distributions ....................            104        245
   Redeemed .........................................         (6,627)    (8,354)
--------------------------------------------------------------------------------
   Increase in Net Assets Derived from
       Capital Share Transactions....................         10,288     37,989
--------------------------------------------------------------------------------
     Total Increase in Net Assets ....................        11,661     29,450
================================================================================
Net Assets:
   Beginning of Period ..............................        164,398    134,948
--------------------------------------------------------------------------------
   End of Period ....................................       $176,059   $164,398
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Shares Issued and Redeemed:
   Issued ...........................................          1,003      2,479
   In Lieu of Cash Distributions ....................              6         14
   Redeemed .........................................           (394)      (461)
--------------------------------------------------------------------------------
     Net Increase in Shares Outstanding
         from Share Transactions.....................            615      2,032
===============================================================================


    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                             FMC SELECT FUND

For a Share Outstanding Throughout Each Year

For the six month period ended April 30, 2003 (Unaudited) and for the years ended October 31,


          Net                                                                 Net                     Net
         Asset                Realized and  Distributions  Distributions     Asset                   Assets,      Ratio
         Value,       Net      Unrealized     from Net          from         Value,                   End      of Expenses
       Beginning   Investment    Gain on     Investment       Capital         End         Total    of Period    to Average
       of Period     Income     Securities     Income          Gains       of Period     Return++     (000)     Net Assets
       ---------   ---------   -----------   -----------   -------------   ---------     --------  ---------    ----------
2003*    $17.17      $0.13         $0.36        $(0.12)        $(0.26)       $17.28        2.94%+   $176,059        1.03%
2002      17.89       0.22          0.04(1)      (0.22)         (0.76)        17.17        1.21      164,398        1.05
2001      18.69       0.19          1.10         (0.18)         (1.91)        17.89        7.33      134,948        1.05
2000      19.34       0.15          1.78         (0.18)         (2.40)        18.69       11.89      108,146        1.06
1999      17.26       0.14          2.88         (0.11)         (0.83)        19.34       18.18      115,569        1.08
1998      16.82       0.17          1.43         (0.17)         (0.99)        17.26        9.81       99,961        1.09


                                      Ratio
                                      of Net
           Ratio          Ratio     Investment
           of Net     of Expenses     Income
         Investment    to Average  to Average
           Income      Net Assets   Net Assets   Portfolio
          to Average   (Excluding   (Excluding   Turnover
         Net Assets     Waivers)     Waivers)      Rate
         ----------    -----------  ----------    --------
2003*        1.57%         1.03%        1.57%       7.69%
2002         1.25          1.05         1.25       19.72
2001         1.08          1.05         1.08       12.68
2000         0.85          1.06         0.85       24.81
1999         0.73          1.08         0.73       26.23
1998         1.01          1.11         0.99       29.72

  * For the six month period ended April 30, 2003. All ratios have been annualized.
 +  Total return is for the period indicated and has not been annualized.
++ Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) The amount shown for a share outstanding throughout the period differs from the aggregate net losses on investments for the period because of the sales and repurchase of fund shares in relation to fluctuating market value of the investments of the Fund.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND
April 30, 2003                                                       (Unaudited)



1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 44 portfolios. The financial statements herein are those of the FMC Select Fund (the "Fund"). The financial statements of the remaining funds are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

    USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    SECURITY VALUATION -- Investments in equity securities which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Investments in equity securities which are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Securities for which market quotations are not readily available, of which there are none at April 30, 2003, are valued at fair value in accordance with procedures approved by the Board of Trustees.

    SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the scientific method which approximates the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

    EXPENSES-- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

    DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

NOTES TO FINANCIAL STATEMENTS                                   FMC SELECT FUND
April 30, 2003                                                       (Unaudited)

4. ADMINISTRATION, TRANSFER AGENCY AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $75,000 or 0.15% of the Fund's average daily net assets.

DST Systems Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Trust and Distributor are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and First Manhattan Co. (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 0.80% of the Fund's average daily net assets. The Adviser has, on a voluntary basis, agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 1.10% of the average daily net assets. The Adviser reserves the right to terminate this arrangement at any time in its sole discretion. Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six month period ended April 30, 2003 were as follows (000):

Purchases
  U.S. Government .....................    $   969
  Other ...............................     24,326
Sales
  U.S. Government .....................      1,256
  Other ...............................     11,054

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at April 30, 2003, were as follows
(000):
                                              NET
  FEDERAL    APPRECIATED    DEPRECIATED   UNREALIZED
 TAX COST    SECURITIES     SECURITIES   APPRECIATION
---------   ------------    ----------  --------------
 $153,305      $34,085       $(12,376)      $21,709

                                 FMC SELECT FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009

                                    ADVISER:
                               FIRST MANHATTAN CO.
                               437 Madison Avenue
                               New York, NY 10022

                                  DISTRIBUTOR:
                        SEI INVESTMENTS DISTRIBUTION CO.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI INVESTMENTS GLOBAL FUNDS SERVICES
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           MORGAN, LEWIS & BOCKIUS LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20036

                              INDEPENDENT AUDITORS:
                                    KPMG LLP
                               1601 Market Street
                             Philadelphia, PA 19103



This information must be preceded or accompanied by a current prospectus for the Fund described. Investors should read the prospectus carefully before investing.

FMC SA-002-0200

ITEM 2.    CODE OF ETHICS.

Not applicable at this time.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEMS 4-6. (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEMS 8.   (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) Not applicable at this time.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation.

ITEMS 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               \s\ James R. Foggo
                                        ----------------------------------------
                                        James R. Foggo, President

Date 7/1/03


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               \s\ James R. Foggo
                                        ----------------------------------------
                                        James R. Foggo, President

Date 7/1/03


By (Signature and Title)*               \s\ Jennifer E. Spratley
                                        ----------------------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 7/1/03
* Print the name and title of each signing officer under his or her signature.